Gains on Derivative Instruments and Other Financial Items, Net	9 Months Ended
Sep. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gains on derivative instruments and other financial items, net	GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET
Gains on derivative instruments, net is comprised of the following:

(in thousands of $)	Nine months ended September 30,
	2023	2022
Net interest income/(expense) on undesignated interest rate swap (“IRS”) derivatives	6,008	(1,585)
Unrealized MTM adjustment for IRS derivatives	3,307	74,915
Gains on derivative instruments, net	9,315	73,330

Other financial items, net is comprised of the following:

(in thousands of $)	Nine months ended September 30,
	2023	2022
Amortization of debt guarantees	1,544	2,052
Foreign exchange (loss)/gain on operations	(1,444)	1,548
Financing arrangement fees and other related costs	(900)	(6,565)
Others	(257)	(278)
Other financials items, net	(1,057)	(3,243)